Long-Term Debt, net - Additional Information (Details) $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 11, 2021 USD ($)	Dec. 31, 2022 USD ($) item installment	Jun. 30, 2022 USD ($) item installment	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($) item installment	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) item installment	Mar. 31, 2024 USD ($) item
Long-Term Debt, net
Payments of long-term debt						$ 27,970	$ 27,500	$ 892,928
Gain/(loss) on debt extinguishment, net						0	(2,254)	4,351
Incurred interest expense						45,300	35,700	55,700
Interest expense capitalized						21,500	17,400	5,000
Interest paid						$ 21,600	$ 18,100	$ 54,000
Weighted average interest rate on long-term borrowings (as a percent)		5.30%				7.70%	7.80%	5.30%
Remaining borrowing availability						$ 88,000
Number of vessels excluding sale and lease back arrangement | item						30
Carrying value of vessels subject to first preferred mortgages as collateral to credit facilities						$ 2,035,500
Deferred bond issuance costs						9,800	$ 6,300
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Credit facility						450,000			$ 450,000
Number of vessels pledged as collateral | item									8
Amount drawn						$ 362,000
Number of vessels delivered | item						6
Spread on variable rate						1.85%
Long-term debt						$ 355,330
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility						130,000	130,000
Number of vessels pledged as collateral | item			6		6
Spread on variable rate			2.16%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Balloon payment at maturity			$ 67,200		$ 67,200
Long-term debt			$ 130,000		$ 130,000	$ 86,200	100,000
Term of debt			5 years
Minimum percentage of fair market value of collateral vessels required to cover loan value						125.00%
BNP Paribas/Credit Agricole $130 mil. Facility | Eight Quarterly Installment
Long-Term Debt, net
Amount of quarterly instalment			$ 5,000
Number of quarterly instalments | installment			8		8
BNP Paribas/Credit Agricole $130 mil. Facility | Twelve Quarterly Installments
Long-Term Debt, net
Amount of quarterly instalment			$ 1,900
Number of quarterly instalments | installment			12		12
BNP Paribas/Credit Agricole $130 mil. Facility | TEU sister vessels
Long-Term Debt, net
TEU | item			5,466		5,466
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility		$ 815,000		$ 815,000				$ 815,000
Payments of long-term debt				270,000
Amount of quarterly instalment				12,900
Balloon payment at maturity				$ 309,000
Credit facility debt extinguished		437,750
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility		$ 382,500				$ 382,500	382,500	$ 382,500
Number of vessels pledged as collateral | item		16						16
Amount drawn						0	0
Spread on variable rate		2.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Amount of quarterly instalment		$ 11,250
Balloon payment at maturity		$ 157,500						$ 157,500
Number of quarterly instalments | installment		20						20
Term of debt		5 years
Commitment fee payable (as a percent)		0.80%
Remaining borrowing availability						292,500
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Credit facility		$ 55,250				55,250	55,250	$ 55,250
Number of vessels pledged as collateral | item		2						2
Amount drawn						55,250	55,250
Spread on variable rate		2.30%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Amount of quarterly instalment		$ 1,875
Balloon payment at maturity		$ 17,750						$ 17,750
Long-term debt						40,250	47,750
Number of quarterly instalments | installment		20						20
Term of debt		5 years
Senior unsecured notes
Long-Term Debt, net
Long-term debt						$ 262,766	$ 262,766
Face amount of debt	$ 300,000
Fixed interest rate (as a percent)	8.50%
Amount repurchased		$ 37,200						$ 37,200
Deferred bond issuance costs	$ 9,000
Senior unsecured notes | On or after March 1, 2025
Long-Term Debt, net
Percent of principal amount being redeemed	102.125%
Senior unsecured notes | On or after March 1, 2026
Long-Term Debt, net
Percent of principal amount being redeemed	100.00%
Macquarie Bank $58 mil Facility
Long-Term Debt, net
Payments of long-term debt					$ 43,000
SinoPac $13.3 mil. Facility
Long-Term Debt, net
Payments of long-term debt					9,800
Eurobank $30.0 mil. Facility
Long-Term Debt, net
Payments of long-term debt					$ 20,600
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility and Syndicated $450.0 mil. Facility
Long-Term Debt, net
Minimum percentage of fair market value of collateral vessels required to cover loan value						120.00%
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility and BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Minimum liquidity						$ 30,000
Maximum leverage ratio						6.5
Minimum interest coverage ratio						2.5